Investment in Associate - Schedule of Summarized Balance Sheet (Details) - Freedom Carbon Solutions [Member] - DevvStream Corp [Member]	Apr. 30, 2026 USD ($)
ASSETS
Cash	$ 258
Due from related parties	123,075
Start-up costs, net	99,483
Total assets	222,816
LIABILITIES
Accounts payable and accrued liabilities	255,388
Convertible notes	1,251,825
Loan from shareholder	1,418
Total liabilities	$ 1,508,631